STOCK-BASED COMPENSATION (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
STOCK-BASED COMPENSATION
Number of shares that remained available for issuance under the plan	981,272
Stock options
Stock-based compensation
Options granted under the plan (in shares)	358,582	346,541
Weighted average exercise price of options granted (in dollars per share)	$ 4.08	$ 11.40
Options expired and cancelled (in shares)	105,781	56,059